Schedule of Additional Equity Securities Information (Details) shares in Thousands, $ in Thousands	Jun. 06, 2023 USD ($) shares
Preferred Series A Subclass 1 [Member]
Business Acquisition [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 193,900
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Preferred Series A Subclass 1 [Member]
Business Acquisition [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	191,405
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Preferred Series A Subclass 1 [Member] | Board of Director Bruce W Schnitzer [Member]
Business Acquisition [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	988
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Preferred Series A Subclass 1 [Member] | Beneficient Holdings Inc [Member]
Business Acquisition [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	177,195
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Preferred Series A Subclass 1 [Member] | Hicks Holdings Operating, LLC [Member]
Business Acquisition [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 13,222
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Class S Ordinary [Member]
Business Acquisition [Line Items]
Units received	193
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Class S Ordinary [Member] | Board of Director Bruce W Schnitzer [Member]
Business Acquisition [Line Items]
Units received	1
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Class S Ordinary [Member] | Beneficient Holdings Inc [Member]
Business Acquisition [Line Items]
Units received	178
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | Class S Ordinary [Member] | Hicks Holdings Operating, LLC [Member]
Business Acquisition [Line Items]
Units received	14
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | BCG Class B Units [Member]
Business Acquisition [Line Items]
Units received	193
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | BCG Class B Units [Member] | Board of Director Bruce W Schnitzer [Member]
Business Acquisition [Line Items]
Units received	1
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | BCG Class B Units [Member] | Beneficient Holdings Inc [Member]
Business Acquisition [Line Items]
Units received	178
Committed Capital A1 Preferred Exchanged for Class S and Class B Transaction [Member] | BCG Class B Units [Member] | Hicks Holdings Operating, LLC [Member]
Business Acquisition [Line Items]
Units received	14
Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member] | Preferred Series A Subclass 1 [Member]
Business Acquisition [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 2,456
Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member] | Preferred Series A Subclass 1 [Member] | Board of Director Bruce W Schnitzer [Member]
Business Acquisition [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	734
Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member] | Preferred Series A Subclass 1 [Member] | Board of Director Richard W Fisher [Member]
Business Acquisition [Line Items]
Converted Capital Account Balance of BCH Preferred A.1 | $	$ 1,722
Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member] | Class S Ordinary [Member]
Business Acquisition [Line Items]
Units received	19
Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member] | Class S Ordinary [Member] | Board of Director Bruce W Schnitzer [Member]
Business Acquisition [Line Items]
Units received	9
Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member] | Class S Ordinary [Member] | Board of Director Richard W Fisher [Member]
Business Acquisition [Line Items]
Units received	10
Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member] | BCG Class A Units [Member]
Business Acquisition [Line Items]
Units received	19
Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member] | BCG Class A Units [Member] | Board of Director Bruce W Schnitzer [Member]
Business Acquisition [Line Items]
Units received	9
Committed Capital A1 Preferred Exchanged for Class S and Class A Transaction [Member] | BCG Class A Units [Member] | Board of Director Richard W Fisher [Member]
Business Acquisition [Line Items]
Units received	10